Note 24 - Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings (Details) - USD ($)		3 Months Ended												12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income														$ 61,000	$ 0	$ 0
Noninterest Income, Total														33,140,000	28,349,000	25,248,000
Directors’ fees														634,000	586,000	543,000
Noninterest Expense, Total														80,919,000	74,628,000	69,080,000
Income taxes														9,618,000	11,067,000	8,783,000
Net earnings		$ 8,902,000	$ 11,532,000	$ 9,027,000	$ 9,031,000	$ 7,972,000	$ 10,266,000	$ 9,516,000	$ 8,290,000	$ 9,833,000	$ 7,972,000	$ 7,309,000	$ 7,480,000	38,492,000	36,044,000	32,594,000
Parent Company [Member]
Dividends from commercial bank subsidiary														5,000,000	2,800,000	3,000,000
Other income														61,000	0	0
Noninterest Income, Total														5,061,000	2,800,000	3,000,000
Directors’ fees														335,000	283,000	254,000
Other														1,264,000	885,000	1,351,000
Noninterest Expense, Total														1,599,000	1,168,000	1,605,000
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary														3,462,000	1,632,000	1,395,000
Income taxes														471,000	287,000	468,000
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total														3,933,000	1,919,000	1,863,000
Equity in undistributed earnings of commercial bank subsidiary	[1]													34,559,000	34,125,000	30,731,000
Net earnings														$ 38,492,000	$ 36,044,000	$ 32,594,000

[1]	Eliminated in consolidation.